Trade and other receivables - Allowance for expected credit losses (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Trade receivables | Allowance for expected credit losses
Trade and other receivables
Change during the period	$ 0	$ 0